Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period	11/01/13-11/30/13
Determination Date	12/9/2013
Distribution Date	12/16/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$187,563,457.69
2.	Collections allocable to Principal				$8,788,182.22
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$474,698.76

5.	Pool Balance on the close of the last day of the related Collection Period				$178,300,576.71
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				20,390
7.	Initial Pool Balance				$650,000,010.85

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$34,963,457.65		$25,700,576.67
	d.	Class A-4 Note Balance	$110,050,000.00		$110,050,000.00
	e.	Class B Note Balance	$15,900,000.00		$15,900,000.00
	f.	Class C Note Balance	$15,900,000.00		$15,900,000.00
	g.	Class D Note Balance	$8,150,000.00		$8,150,000.00

	h.	Note Balance (sum a - g)	$184,963,457.65		$175,700,576.67

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.1553931		0.1142248
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.2845592		0.2703086

10.	Overcollateralization Target Amount				$2,600,000.04

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$2,600,000.04

12.	Weighted Average Coupon			%	8.87%
13.	Weighted Average Original Term			months	66.85
14.	Weighted Average Remaining Term			months	30.71

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$1,425,655.58
	b.	Liquidation Proceeds allocable to Finance Charge			$86.86
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$1,425,742.44

16.	Principal:
	a.	Collections allocable to Principal			$8,788,182.22
	b.	Liquidation Proceeds allocable to Principal			$225,306.81
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$9,013,489.03

17.	Total Finance Charge and Principal Collections (15d+16d)				$10,439,231.47
18.	Interest Income from Collection Account				$546.82
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$10,439,778.29

Available Funds

21.	Available Collections		$10,439,778.29
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$10,439,778.29

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$156,302.88
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$156,302.88

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$37,585.72
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$37,585.72

	m.	Class A-4 Monthly Interest	$198,090.00
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$198,090.00

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$34,847.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$34,847.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,497.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,497.50

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,585.83
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,585.83

34.	Quaternary Principal Distributable Amount		$6,662,880.94

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$7,154,290.37

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$2,600,000.04

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$1,425,742.44
	b.	Total Daily Deposits of Principal Collections	$9,013,489.03
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$546.82

	e.	Total Deposits to Collection Account (sum a - d)	$10,439,778.29

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$156,302.88
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$9,595,487.53
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$685,487.88

	f.	Total Withdrawals from Collection Account (sum a - e)	$10,439,778.29

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$37,585.72
	d.	Class A-4 Interest Distribution	$198,090.00
	e.	Class B Interest Distribution	$34,847.50
	f.	Class C Interest Distribution	$37,497.50
	g.	Class D Interest Distribution	$24,585.83
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$9,262,880.98
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$9,595,487.53

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$9,300,466.70
	d.	Class A-4 Distribution	$198,090.00
	e.	Class B Distribution	$34,847.50
	f.	Class C Distribution	$37,497.50
	g.	Class D Distribution	$24,585.83

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$9,595,487.53

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$685,487.88
	b.	Reserve Account surplus (Ln 55)	$92.32

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$685,580.20

46.	Withdrawals
	a.	Certificateholder Distribution	$685,580.20

	b.	Total Withdrawals from Certificate Payment Account	$685,580.20

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$175,700,576.67

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$1,625,000.00
50.	Investment Earnings			$92.32

51.	Reserve Account Draw Amount			$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$1,625,092.32
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$92.32

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$156,302.88
60.	Amount to be paid to Backup Servicer from the Collection Account			$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$9,595,487.53
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$685,487.88
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$92.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$9,300,466.70
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$198,090.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$34,847.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$37,497.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,585.83
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$685,580.20

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$249,305.09
74.	Cumulative Net Losses			$8,020,950.40
75.	Cumulative Net Loss Percentage			1.2340%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	500	$5,793,123.57
	b.	61 to 90 days past due	148	$1,786,823.99
	c.	91 or more days past due	46	$524,091.59

	d.	Total Past Due (sum a-c)	694	8,104,039.15

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,174,698,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 09, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer